Income Taxes (Provision for income taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax:
Canada	$ 0.0	$ 0.0
Luxembourg	0.0	0.2
Current tax expense	0.0	0.2
Deferred tax expense (recovery):
Canada	715.5	(678.5)
United States	84.2	50.7
Deferred	799.7	(627.8)
Income tax expense (recovery)	$ 799.7	$ (627.6)